Commitments and Contingencies - Schedule of Unconditional Purchase Obligations (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
2012	$ 130,420
2013	98,751
2014	99,591
2015	98,505
2016	28,630
Thereafter	168,527
Total	$ 624,424